Consolidated statement of comprehensive income/expense - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Consolidated statement of comprehensive income/expense
Profit for the financial period		€ 1,277	€ 1,468	[1]
Items that may be reclassified to the income statement in subsequent periods:
Foreign exchange translation differences, net of tax		(117)	(768)	[1]
Foreign exchange translation differences transferred to the income statement	[1]		(77)
Other, net of tax	[2]	1,286	(2,058)	[1]
Total items that may be reclassified to the income statement in subsequent periods		1,169	(2,903)	[1]
Items that will not be reclassified to the income statement in subsequent periods:
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax		200	(383)	[1]
Total items that will not be reclassified to the income statement in subsequent periods		200	(383)	[1]
Other comprehensive income/(expense)		1,369	(3,286)	[1]
Total comprehensive income/(expense) for the financial period		2,646	(1,818)	[1],[3]
Attributable to:
- Owners of the parent		2,354	(1,950)	[1]
- Non-controlling interests		292	132	[1]
Total comprehensive income/(expense) for the financial period		€ 2,646	€ (1,818)	[1],[3]

[1]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: gross profit has declined by €97 million, operating profit has declined by €118 million, profit before taxation has declined by €118 million, profit for the financial period has declined by €87 million, total comprehensive expense for the financial period has increased by €85 million and basic profit per share and diluted profit per share has declined by 0.15 eurocents.
[2]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the period.
[3]	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was classified as held for sale. In December 2020, the Group announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed resulting in the following changes to the previously published results for the six months ended 30 September 2020: Total comprehensive expense for the financial period has increased by €85 million.